Note 5 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
Note 5.                 Deposits

The aggregate amount of certificates of deposit, each with a minimum denomination of $100,000, was $249,664,219 and $244,564,702 as of December 31, 2012 and 2011, respectively.

As of December 31, 2012, the scheduled maturities of certificates of deposit were as follows:

Year ending December 31:
2013	$225,152,331
2014	51,775,136
2015	39,141,526
2016	14,601,275
2017	3,871,506
$334,541,774